Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class M, Class C, Class I, and Class Z
January 29, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Gerard Benson (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Aidan Brandt (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Khan will transition off the fund.
MC-SUSTK-1125-108 1.9881452.108	November 18, 2025
Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
January 29, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Gerard Benson (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Aidan Brandt (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Khan will transition off the fund.
SKD-SUSTK-1125-105 1.9900720.105	November 18, 2025